SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2020 RUB (₽)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 RUB (₽) ₽ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2019 USD ($)
Effect of the changes made for per share amounts
Net income, allocated for basic			₽ 12,826.0	$ 162.6	₽ 45,984.0	₽ 9,201.0
Weighted average ordinary shares outstanding-basic | shares			327,127,314	327,127,314	326,667,118	324,747,888
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted | shares			335,428,137	335,428,137	335,162,062	331,243,961
Net income per share attributable to ordinary shareholders:
Basic | (per share)			₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)			₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Net income			₽ 11,199.0	$ 142.0	₽ 44,258.0	₽ 9,081.0
Prepaid expenses			3,315.0		2,119.0		$ 42.0
Funds receivable, net			1,226.0		2,217.0		15.5
Other current assets			9,605.0		4,177.0		121.8
Operating lease right-of-use assets			21,218.0		17,654.0		269.1
Deferred tax assets			1,847.0		3,523.0		23.4
Retained earnings			122,187.0		111,465.0	68,461.0	1,549.6
Accounts payable and accrued liabilities			34,978.0		22,904.0		443.6
Operating lease liabilities			10,841.0		12,560.0		$ 137.5
Cost of revenues			55,788.0	707.5	35,893.0	23,952.0
Product development			29,209.0	370.4	22,579.0	18,866.0
Sales, general and administrative			50,155.0	636.1	36,206.0	27,155.0
Income from operations			24,700.0	313.3	20,842.0	12,842.0
Other (loss)/income, net			(1,200.0)	(15.2)	1,130.0	(1,110.0)
Loss/(income) from equity method investments			(3,886.0)	(49.3)	(194.0)	353.0
Net income			11,199.0	142.0	44,258.0	9,081.0
Income tax expense			11,656.0	147.9	8,201.0	5,016.0
Accounting Standards Update 2016-02 | Previously Reported
Net income per share attributable to ordinary shareholders:
Net income					45,861.0	8,656.0
Prepaid expenses					2,608.0
Other current assets					6,444.0
Deferred tax assets					3,239.0
Retained earnings					112,644.0	68,036.0
Accounts payable and accrued liabilities					16,886.0
Cost of revenues					35,890.0	23,937.0
Product development					22,569.0	18,761.0
Sales, general and administrative					36,200.0	27,081.0
Income from operations					20,861.0	13,036.0
Other (loss)/income, net					2,922.0	(1,466.0)
Net income					45,861.0	8,656.0
Income tax expense					8,603.0	4,926.0
Accounting Standards Update 2016-02 | Measurement Period Adjustment
Net income per share attributable to ordinary shareholders:
Net income					(1,603.0)	425.0
Prepaid expenses					(489.0)
Other current assets					(50.0)
Operating lease right-of-use assets					17,654.0
Deferred tax assets					284.0
Retained earnings					(1,179.0)	425.0
Accounts payable and accrued liabilities					6,018.0
Operating lease liabilities					12,560.0
Cost of revenues					3.0	15.0
Product development					10.0	105.0
Sales, general and administrative					6.0	74.0
Income from operations					(19.0)	(194.0)
Other (loss)/income, net					(1,986.0)	709.0
Net income					(1,603.0)	425.0
Income tax expense					(402.0)	90.0
Accounting Standards Update 2016-13 | Measurement Period Adjustment
Cumulative Effect on Retained Earnings
Cumulative effect adjustment to be recognized in the opening balance of retained earnings in the period of adoption	₽ 500.0	$ 6.3
Other Reclassification [Member]
Net income per share attributable to ordinary shareholders:
Funds receivable, net					2,217.0
Other current assets					(2,217.0)
Other (loss)/income, net					194.0	(353.0)
Loss/(income) from equity method investments					(194.0)	353.0
Class A
Effect of the changes made for per share amounts
Net income, allocated for basic			11,349.0	143.9	40,595.0	7,950.0
Reallocation of net income as a result of conversion of Class B to Class A shares			1,477.0	18.7	5,389.0	1,251.0
Net income, allocated for diluted			₽ 12,816.0	$ 162.5	₽ 45,984.0	₽ 9,201.0
Weighted average ordinary shares outstanding-basic | shares			289,468,245	289,468,245	288,380,711	280,586,437
Dilutive effect of:
Conversion of Class B to Class A shares (in shares) | shares			37,659,069	37,659,069	38,286,407	44,161,451
Share-Based Awards (in shares) | shares			8,300,823	8,300,823	8,494,944	6,496,073
Weighted average ordinary shares outstanding-diluted | shares			335,428,137	335,428,137	335,162,062	331,243,961
Net income per share attributable to ordinary shareholders:
Basic | (per share)			₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)			₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Class A | Accounting Standards Update 2016-02 | Previously Reported
Effect of the changes made for per share amounts
Net income, allocated for basic					₽ 42,010.0	₽ 7,583.0
Reallocation of net income as a result of conversion of Class B to Class A shares					5,577.0	1,193.0
Net income, allocated for diluted					₽ 47,587.0	₽ 8,776.0
Weighted average ordinary shares outstanding-basic | shares					288,380,711	280,586,437
Dilutive effect of:
Conversion of Class B to Class A shares (in shares) | shares					38,286,407	44,161,451
Share-Based Awards (in shares) | shares					8,494,944	6,496,073
Weighted average ordinary shares outstanding-diluted | shares					335,162,062	331,243,961
Net income per share attributable to ordinary shareholders:
Basic | ₽ / shares					₽ 145.67	₽ 27.02
Diluted | ₽ / shares					₽ 141.98	₽ 26.49
Class A | Accounting Standards Update 2016-02 | Measurement Period Adjustment
Effect of the changes made for per share amounts
Net income, allocated for basic					₽ (1,415.0)	₽ 367.0
Reallocation of net income as a result of conversion of Class B to Class A shares					(188.0)	58.0
Net income, allocated for diluted					₽ (1,603.0)	₽ 425.0
Net income per share attributable to ordinary shareholders:
Basic | ₽ / shares					₽ (4.90)	₽ 1.31
Diluted | ₽ / shares					₽ (4.78)	₽ 1.28
Class B
Effect of the changes made for per share amounts
Net income, allocated for basic			₽ 1,477.0	$ 18.7	₽ 5,389.0	₽ 1,251.0
Reallocation of net income to Class B shares			(38.0)	(0.4)	(136.0)	(19.0)
Net income, allocated for diluted			₽ 1,439.0	$ 18.3	₽ 5,253.0	₽ 1,232.0
Weighted average ordinary shares outstanding-basic | shares			37,659,069	37,659,069	38,286,407	44,161,451
Dilutive effect of:
Share-Based Awards (in shares) | shares					6,529	146,027
Weighted average ordinary shares outstanding-diluted | shares			37,659,069	37,659,069	38,292,936	44,307,478
Net income per share attributable to ordinary shareholders:
Basic | (per share)			₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)			₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Class B | Accounting Standards Update 2016-02 | Previously Reported
Effect of the changes made for per share amounts
Net income, allocated for basic					₽ 5,577.0	₽ 1,193.0
Reallocation of net income to Class B shares					(140.0)	(19.0)
Net income, allocated for diluted					₽ 5,437.0	₽ 1,174.0
Weighted average ordinary shares outstanding-basic | shares					38,286,407	44,161,451
Dilutive effect of:
Share-Based Awards (in shares) | shares					6,529	146,027
Weighted average ordinary shares outstanding-diluted | shares					38,292,936	44,307,478
Net income per share attributable to ordinary shareholders:
Basic | ₽ / shares					₽ 145.67	₽ 27.02
Diluted | ₽ / shares					₽ 141.98	₽ 26.49
Class B | Accounting Standards Update 2016-02 | Measurement Period Adjustment
Effect of the changes made for per share amounts
Net income, allocated for basic					₽ (188.0)	₽ 58.0
Reallocation of net income to Class B shares					4.0
Net income, allocated for diluted					₽ (184.0)	₽ 58.0
Net income per share attributable to ordinary shareholders:
Basic | ₽ / shares					₽ (4.90)	₽ 1.31
Diluted | ₽ / shares					₽ (4.78)	₽ 1.28